Barter and Trade Revenues and Expenses from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Barter and trade revenues	$ 69.4	$ 66.0	$ 56.5
Barter and trade expenses	$ 68.1	$ 58.5	$ 58.8